Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.6%)
	Linde plc	98,422	42,865
	Air Products and Chemicals Inc.	44,800	11,948
	Newmont Corp.	233,455	9,791
	Nucor Corp.	49,731	8,397
	Fastenal Co.	115,139	7,597
	LyondellBasell Industries NV Class A	52,301	5,200
	International Flavors & Fragrances Inc.	51,683	4,971
	Steel Dynamics Inc.	30,929	4,140
	Avery Dennison Corp.	16,304	3,711
	Reliance Inc.	11,574	3,481
	International Paper Co.	69,708	3,143
	CF Industries Holdings Inc.	38,832	3,096
	Albemarle Corp.	23,691	2,904
	Mosaic Co.	65,947	2,040
	United States Steel Corp.	44,712	1,715
	Royal Gold Inc.	13,290	1,704
	FMC Corp.	25,341	1,545
	UFP Industries Inc.	12,214	1,459
	Cabot Corp.	10,784	1,103
	Boise Cascade Co.	8,007	1,099
	Element Solutions Inc.	45,748	1,099
*	Valvoline Inc.	26,477	1,075
	Westlake Corp.	6,536	1,049
	Ashland Inc.	10,232	1,025
	Balchem Corp.	6,439	989
*	Arcadium Lithium plc	205,981	913
	Avient Corp.	18,710	836
	Huntsman Corp.	33,409	829
	Hecla Mining Co.	119,423	703
	NewMarket Corp.	1,214	650
	Innospec Inc.	4,972	650
	Sensient Technologies Corp.	8,321	646
	Scotts Miracle-Gro Co.	8,537	595
	Minerals Technologies Inc.	6,543	568
*	Constellium SE Class A	25,750	558
	Quaker Chemical Corp.	2,790	506
	Sylvamo Corp.	6,797	485
	Tronox Holdings plc	24,337	482
*	Coeur Mining Inc.	70,828	407
	Stepan Co.	4,363	380
*	Ingevity Corp.	6,781	331
*	MP Materials Corp.	19,392	315
	Kaiser Aluminum Corp.	2,930	287
	Orion SA	10,441	260
	Worthington Steel Inc.	6,101	201
*	Century Aluminum Co.	10,032	184
*,1	Sigma Lithium Corp.	11,984	183
	Compass Minerals International Inc.	6,328	82
			138,197
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	1,824,482	321,912
*	Tesla Inc.	559,253	99,592
	Costco Wholesale Corp.	89,783	72,714
	Home Depot Inc.	202,987	67,974
*	Netflix Inc.	86,538	55,525
	Walt Disney Co.	369,927	38,439
	McDonald's Corp.	147,869	38,282
	Booking Holdings Inc.	7,057	26,650
	Lowe's Cos. Inc.	116,834	25,854
*	Uber Technologies Inc.	398,005	25,695
	TJX Cos. Inc.	230,608	23,776
	NIKE Inc. Class B	237,743	22,597

		Shares	Market Value ($000)
	Starbucks Corp.	224,714	18,027
*	Chipotle Mexican Grill Inc. Class A	5,573	17,441
*	MercadoLibre Inc.	9,368	16,165
	Target Corp.	92,991	14,521
*	Airbnb Inc. Class A	83,727	12,135
*	O'Reilly Automotive Inc.	11,941	11,502
	Marriott International Inc. Class A	48,491	11,210
	Hilton Worldwide Holdings Inc.	50,443	10,119
*	AutoZone Inc.	3,497	9,686
	Ford Motor Co.	794,496	9,637
	Ross Stores Inc.	66,908	9,351
*	Copart Inc.	173,827	9,223
*	Spotify Technology SA	28,343	8,412
*	Trade Desk Inc. Class A	89,151	8,271
	Lennar Corp. Class A	50,171	8,045
	Yum! Brands Inc.	56,594	7,778
	Electronic Arts Inc.	54,611	7,257
*	Lululemon Athletica Inc.	22,516	7,025
*	Royal Caribbean Cruises Ltd.	47,175	6,967
	Tractor Supply Co.	21,895	6,246
	Dollar General Corp.	44,298	6,065
	Estee Lauder Cos. Inc. Class A	46,520	5,739
	eBay Inc.	105,025	5,694
*	Deckers Outdoor Corp.	5,157	5,641
*	Take-Two Interactive Software Inc.	33,350	5,348
	Garmin Ltd.	31,098	5,095
	PulteGroup Inc.	43,273	5,077
*	Coupang Inc.	221,658	5,040
*	Dollar Tree Inc.	41,555	4,901
*	Aptiv plc	54,742	4,558
*	NVR Inc.	582	4,470
	Genuine Parts Co.	28,315	4,081
*	Ulta Beauty Inc.	9,844	3,889
	Williams-Sonoma Inc.	12,930	3,791
	Omnicom Group Inc.	39,630	3,684
*	Warner Bros Discovery Inc.	446,506	3,679
	Domino's Pizza Inc.	7,112	3,617
	Best Buy Co. Inc.	38,963	3,305
*	ROBLOX Corp. Class A	94,963	3,193
*	Burlington Stores Inc.	13,130	3,152
*	Expedia Group Inc.	26,901	3,036
*	Carnival Corp.	200,910	3,030
*	Live Nation Entertainment Inc.	31,647	2,967
*	Liberty Media Corp.-Liberty Formula One Class C	38,800	2,877
	Pool Corp.	7,619	2,770
	News Corp. Class A	98,863	2,688
	Toll Brothers Inc.	21,097	2,566
*	Floor & Decor Holdings Inc. Class A	21,050	2,460
	Interpublic Group of Cos. Inc.	78,156	2,452
*	BJ's Wholesale Club Holdings Inc.	26,979	2,376
	Rollins Inc.	51,868	2,370
	Bath & Body Works Inc.	45,626	2,370
	LKQ Corp.	54,073	2,327
*	CarMax Inc.	31,991	2,248
	Wingstop Inc.	5,988	2,207
*	Grab Holdings Ltd. Class A	599,623	2,201
	Fox Corp. Class A	61,793	2,128
	Service Corp. International	29,150	2,089
*	Carvana Co. Class A	20,671	2,067
*	elf Beauty Inc.	10,867	2,031
	Tapestry Inc.	46,341	2,015
*	Skechers USA Inc. Class A	26,996	1,928
	Autoliv Inc.	14,978	1,911
*	Crocs Inc.	12,061	1,877
*	On Holding AG Class A	42,338	1,801
	Tempur Sealy International Inc.	33,738	1,733
	Murphy USA Inc.	3,877	1,701
	Aramark	52,539	1,689
*	Abercrombie & Fitch Co. Class A	9,726	1,681
	BorgWarner Inc.	47,051	1,678

		Shares	Market Value ($000)
	New York Times Co. Class A	32,609	1,670
	Delta Air Lines Inc.	32,277	1,647
	Gentex Corp.	46,912	1,642
	Hasbro Inc.	26,473	1,583
*	Etsy Inc.	24,110	1,530
*	Five Below Inc.	11,057	1,527
*	Rivian Automotive Inc. Class A	136,914	1,495
	Ralph Lauren Corp. Class A	7,958	1,487
	Lear Corp.	11,776	1,476
	Vail Resorts Inc.	7,707	1,454
	PVH Corp.	12,071	1,449
	H&R Block Inc.	29,001	1,440
*	Norwegian Cruise Line Holdings Ltd.	85,177	1,414
	Lithia Motors Inc. Class A	5,552	1,405
*	SiteOne Landscape Supply Inc.	9,054	1,402
	Paramount Global Class B	116,999	1,393
	TKO Group Holdings Inc. Class A	12,451	1,358
	Hyatt Hotels Corp. Class A	8,804	1,298
	Meritage Homes Corp.	7,291	1,286
*	GameStop Corp. Class A	54,270	1,256
*	Bright Horizons Family Solutions Inc.	11,703	1,230
*	Taylor Morrison Home Corp. Class A	20,492	1,185
	Wyndham Hotels & Resorts Inc.	16,483	1,166
	U-Haul Holding Co.	18,985	1,154
*	Duolingo Inc. Class A	6,026	1,153
	Gap Inc.	39,389	1,141
*	Lyft Inc. Class A	70,631	1,103
*	Planet Fitness Inc. Class A	17,283	1,100
	Nexstar Media Group Inc. Class A	6,569	1,088
	Macy's Inc.	54,690	1,065
*	Ollie's Bargain Outlet Holdings Inc.	12,570	1,036
	Thor Industries Inc.	10,405	1,033
	Whirlpool Corp.	10,981	1,022
*	Wayfair Inc. Class A	17,004	1,012
*	Asbury Automotive Group Inc.	4,226	993
	KB Home	13,892	981
*	AutoNation Inc.	5,642	961
	VF Corp.	70,940	942
	Signet Jewelers Ltd.	8,564	938
*	Liberty Media Corp.-Liberty SiriusXM Class A	40,927	930
	SharkNinja Inc.	12,021	921
	Harley-Davidson Inc.	25,546	917
*	United Airlines Holdings Inc.	16,567	878
*	Grand Canyon Education Inc.	6,037	860
	Group 1 Automotive Inc.	2,762	859
*	RH	3,151	857
	Advance Auto Parts Inc.	12,081	853
	American Eagle Outfitters Inc.	37,208	817
	Kontoor Brands Inc.	11,055	811
	Southwest Airlines Co.	29,988	805
*	Capri Holdings Ltd.	22,960	793
*	Coty Inc. Class A	75,999	787
*	Skyline Champion Corp.	11,125	774
*	Tri Pointe Homes Inc.	19,019	737
*	YETI Holdings Inc.	17,933	731
*	Boot Barn Holdings Inc.	5,996	713
*	Goodyear Tire & Rubber Co.	57,803	712
*	M/I Homes Inc.	5,369	671
	Choice Hotels International Inc.	5,919	670
*	Madison Square Garden Sports Corp.	3,600	665
*	Hilton Grand Vacations Inc.	15,964	660
	Steven Madden Ltd.	14,808	658
	Marriott Vacations Worldwide Corp.	7,040	635
*	Visteon Corp.	5,694	634
	Travel + Leisure Co.	14,398	633
	Wendy's Co.	35,337	617
	Newell Brands Inc.	77,788	601
*	Frontdoor Inc.	16,959	600
	Penske Automotive Group Inc.	3,840	584
*	Cavco Industries Inc.	1,632	583

		Shares	Market Value ($000)
	TEGNA Inc.	38,773	578
	Columbia Sportswear Co.	6,706	574
	Rush Enterprises Inc. Class A	12,417	560
	LCI Industries	5,063	556
*	Urban Outfitters Inc.	12,808	534
*	Adient plc	18,832	532
*	Helen of Troy Ltd.	4,944	528
	Strategic Education Inc.	4,648	527
	Graham Holdings Co. Class B	674	507
	Kohl's Corp.	22,580	506
	Nordstrom Inc.	22,786	504
*	Dorman Products Inc.	5,352	492
	Carter's Inc.	7,171	490
	Century Communities Inc.	5,764	487
*	Adtalem Global Education Inc.	7,401	477
*	Topgolf Callaway Brands Corp.	28,825	451
	HNI Corp.	9,497	447
	Fox Corp. Class B	13,912	444
	PriceSmart Inc.	5,259	443
	Inter Parfums Inc.	3,683	441
	Foot Locker Inc.	15,456	429
	Laureate Education Inc.	27,243	427
*,1	Lucid Group Inc.	148,918	423
*	Fox Factory Holding Corp.	8,940	417
	Avis Budget Group Inc.	3,614	411
*	LGI Homes Inc.	4,236	407
*	TripAdvisor Inc.	21,992	404
*	Under Armour Inc. Class C	58,004	404
*	United Parks & Resorts Inc.	7,543	394
*	Cinemark Holdings Inc.	22,765	393
	Phinia Inc.	8,785	393
*	OPENLANE Inc.	22,485	388
*	Central Garden & Pet Co. Class A	10,378	388
	MillerKnoll Inc.	14,018	387
*	QuantumScape Corp. Class A	65,490	387
*	Atlanta Braves Holdings Inc. Class C	9,650	386
	Acushnet Holdings Corp.	5,765	380
*	Six Flags Entertainment Corp.	14,893	379
*	Sonos Inc.	23,806	376
*	American Airlines Group Inc.	31,781	365
*	Victoria's Secret & Co.	15,848	361
*	Hanesbrands Inc.	70,338	360
*	Liberty Media Corp.-Liberty Formula One Class A	5,217	357
	Dana Inc.	24,167	340
	Winnebago Industries Inc.	5,424	337
*	Liberty Media Corp.-Liberty Live Class A	9,214	337
	Upbound Group Inc.	10,248	336
*	Gentherm Inc.	6,142	331
*	Liberty Media Corp.-Liberty SiriusXM	14,498	329
	PROG Holdings Inc.	8,606	325
	Leggett & Platt Inc.	27,811	323
	Papa John's International Inc.	6,928	322
	Oxford Industries Inc.	2,841	314
	Dillard's Inc. Class A	700	313
	La-Z-Boy Inc.	8,038	302
*	Madison Square Garden Entertainment Corp. Class A	7,900	281
*	Green Brick Partners Inc.	4,800	262
*	Alaska Air Group Inc.	5,965	251
*	National Vision Holdings Inc.	16,097	243
	John Wiley & Sons Inc. Class A	6,655	243
*	Sally Beauty Holdings Inc.	19,766	241
*	ODP Corp.	6,106	239
*	Peloton Interactive Inc. Class A	65,350	238
	Steelcase Inc. Class A	17,201	235
*	G-III Apparel Group Ltd.	7,685	231
	Cracker Barrel Old Country Store Inc.	4,611	225
*	PowerSchool Holdings Inc. Class A	10,402	223
	Buckle Inc.	5,669	218
*	Sabre Corp.	68,724	215
	Jack in the Box Inc.	3,757	208

		Shares	Market Value ($000)
*	Sphere Entertainment Co.	5,632	206
*	Coursera Inc.	26,779	204
*	U-Haul Holding Co. (XNYS)	3,073	194
*	AMC Entertainment Holdings Inc. Class A	44,854	194
*	Lions Gate Entertainment Corp. Class B	24,160	187
*	Leslie's Inc.	32,579	186
	Scholastic Corp.	5,051	183
	Lennar Corp. Class B	1,209	177
*	Liberty Media Corp.-Liberty Live Class C	4,610	175
*	Under Armour Inc. Class A	23,720	171
	Krispy Kreme Inc.	16,200	169
*	American Axle & Manufacturing Holdings Inc.	20,865	159
	Matthews International Corp. Class A	5,538	157
[1]	Sirius XM Holdings Inc.	54,052	152
*	Driven Brands Holdings Inc.	12,264	141
	Monro Inc.	5,761	136
*	IMAX Corp.	8,288	136
*	Beyond Inc.	8,359	126
	Guess? Inc.	5,338	124
	Gray Television Inc.	19,078	119
*	Figs Inc. Class A	22,386	119
*,1	Luminar Technologies Inc. Class A	66,693	109
*	Hertz Global Holdings Inc.	24,403	106
*	Mister Car Wash Inc.	14,000	98
*	Chegg Inc.	24,612	94
*	JetBlue Airways Corp.	15,750	88
*	Lions Gate Entertainment Corp. Class A	10,517	87
*	iRobot Corp.	6,990	67
	News Corp. Class B	2,132	59
*	Atlanta Braves Holdings Inc. Class A	1,384	58
	Allegiant Travel Co.	883	47
	Spirit Airlines Inc.	9,024	33
			1,288,619
Consumer Staples (4.5%)
	Procter & Gamble Co.	476,689	78,434
	Coca-Cola Co.	788,863	49,643
	PepsiCo Inc.	279,383	48,305
	Mondelez International Inc. Class A	274,745	18,828
	CVS Health Corp.	258,952	15,434
	Colgate-Palmolive Co.	165,880	15,420
	McKesson Corp.	26,900	15,322
	Kimberly-Clark Corp.	68,235	9,096
	Corteva Inc.	142,764	7,986
	General Mills Inc.	114,637	7,881
*	Monster Beverage Corp.	150,603	7,819
	Cencora Inc.	33,983	7,700
	Sysco Corp.	100,760	7,337
	Kroger Co.	132,274	6,927
	Archer-Daniels-Midland Co.	108,085	6,749
	Keurig Dr Pepper Inc.	193,005	6,610
	Hershey Co.	30,368	6,008
	Kraft Heinz Co.	162,444	5,746
	Church & Dwight Co. Inc.	49,569	5,304
	McCormick & Co. Inc. (Non-Voting)	51,029	3,685
	Clorox Co.	25,138	3,307
	Tyson Foods Inc. Class A	56,605	3,241
	Kellanova	52,726	3,182
	Bunge Global SA	29,319	3,154
	Coca-Cola Europacific Partners plc	40,686	2,999
	Conagra Brands Inc.	96,304	2,878
	Lamb Weston Holdings Inc.	29,228	2,581
*	US Foods Holding Corp.	45,939	2,427
	Walgreens Boots Alliance Inc.	145,126	2,354
*	Celsius Holdings Inc.	29,078	2,326
	J M Smucker Co.	20,792	2,321
	Hormel Foods Corp.	59,163	1,833
	Albertsons Cos. Inc. Class A	84,317	1,740
	Campbell Soup Co.	38,323	1,701
*	Sprouts Farmers Market Inc.	20,175	1,593

		Shares	Market Value ($000)
	Ingredion Inc.	12,979	1,526
*	BellRing Brands Inc.	26,133	1,520
*	Darling Ingredients Inc.	32,087	1,296
*	Freshpet Inc.	8,904	1,168
*	Post Holdings Inc.	10,368	1,105
	Coca-Cola Consolidated Inc.	932	914
	Flowers Foods Inc.	38,613	897
	Lancaster Colony Corp.	3,949	733
*	Simply Good Foods Co.	18,870	726
	WD-40 Co.	2,742	616
	Spectrum Brands Holdings Inc.	6,209	557
	J & J Snack Foods Corp.	3,101	505
	Nomad Foods Ltd.	27,954	491
	Cal-Maine Foods Inc.	7,935	489
*	Grocery Outlet Holding Corp.	18,793	413
	Energizer Holdings Inc.	14,088	403
*	TreeHouse Foods Inc.	10,162	369
	Edgewell Personal Care Co.	9,463	365
	Reynolds Consumer Products Inc.	10,200	290
	WK Kellogg Co.	12,173	231
*	Herbalife Ltd.	21,529	222
*	National Beverage Corp.	4,386	203
	Weis Markets Inc.	3,028	199
	Nu Skin Enterprises Inc. Class A	10,052	134
*	United Natural Foods Inc.	10,712	129
*	Hain Celestial Group Inc.	16,590	127
*	USANA Health Sciences Inc.	2,122	101
*	Olaplex Holdings Inc.	35,795	64
			383,664
Energy (0.2%)
*	First Solar Inc.	21,488	5,840
*	Enphase Energy Inc.	26,932	3,445
*	NEXTracker Inc. Class A	25,137	1,387
	Arcosa Inc.	9,976	877
*	SolarEdge Technologies Inc.	11,334	555
*	Array Technologies Inc.	30,788	436
*,1	Plug Power Inc.	104,619	348
*	Fluence Energy Inc.	12,193	306
*	Shoals Technologies Group Inc. Class A	34,012	268
*	Ameresco Inc. Class A	6,040	221
*,1	ChargePoint Holdings Inc.	75,364	127
*,1	SunPower Corp.	13,289	44
			13,854
Financials (10.4%)
	JPMorgan Chase & Co.	584,156	118,368
	Bank of America Corp.	1,397,042	55,868
	Goldman Sachs Group Inc.	64,358	29,381
	S&P Global Inc.	64,333	27,503
	Progressive Corp.	118,536	25,032
	Citigroup Inc.	386,646	24,092
	BlackRock Inc.	30,047	23,197
	Morgan Stanley	236,499	23,139
	Chubb Ltd.	82,115	22,238
	Charles Schwab Corp.	299,550	21,951
	Marsh & McLennan Cos. Inc.	100,532	20,868
	Blackstone Inc.	144,174	17,373
	Intercontinental Exchange Inc.	114,321	15,308
	CME Group Inc.	72,663	14,749
	US Bancorp	315,421	12,790
	Moody's Corp.	32,095	12,741
	PNC Financial Services Group Inc.	80,456	12,663
	Apollo Global Management Inc.	105,426	12,246
	Aon plc Class A	40,043	11,278
	American International Group Inc.	142,174	11,206
	Arthur J Gallagher & Co.	43,311	10,972
	Aflac Inc.	117,383	10,549
	Truist Financial Corp.	268,592	10,139
	Travelers Cos. Inc.	46,117	9,947
	Bank of New York Mellon Corp.	153,701	9,162

		Shares	Market Value ($000)
	MetLife Inc.	125,810	9,105
	Allstate Corp.	53,162	8,906
	Prudential Financial Inc.	73,549	8,852
	Ameriprise Financial Inc.	20,219	8,828
*	Coinbase Global Inc. Class A	34,691	7,837
	MSCI Inc. Class A	15,509	7,680
*	Arch Capital Group Ltd.	72,165	7,406
	Hartford Financial Services Group Inc.	59,793	6,186
	Discover Financial Services	50,384	6,180
*	NU Holdings Ltd. Class A	472,992	5,619
	Willis Towers Watson plc	20,948	5,348
	T. Rowe Price Group Inc.	44,675	5,264
	Fifth Third Bancorp	137,034	5,128
	M&T Bank Corp.	33,476	5,075
	Broadridge Financial Solutions Inc.	23,611	4,740
	Ares Management Corp. Class A	33,768	4,733
	Raymond James Financial Inc.	38,419	4,716
	State Street Corp.	61,021	4,613
	Nasdaq Inc.	74,591	4,403
*	Markel Group Inc.	2,677	4,395
	LPL Financial Holdings Inc.	15,213	4,354
	Brown & Brown Inc.	47,988	4,295
	Huntington Bancshares Inc.	290,014	4,037
	Principal Financial Group Inc.	48,151	3,950
	First Citizens BancShares Inc. Class A	2,200	3,737
	Cboe Global Markets Inc.	21,311	3,687
	Cincinnati Financial Corp.	30,876	3,630
	Regions Financial Corp.	187,145	3,621
	Northern Trust Corp.	40,873	3,443
	Everest Group Ltd.	8,604	3,364
	Citizens Financial Group Inc.	93,988	3,317
	W R Berkley Corp.	40,225	3,259
	FactSet Research Systems Inc.	7,790	3,149
	Loews Corp.	37,090	2,849
	Equitable Holdings Inc.	68,059	2,824
	Reinsurance Group of America Inc.	13,450	2,822
	KeyCorp	188,014	2,702
*	Robinhood Markets Inc. Class A	128,385	2,683
	Interactive Brokers Group Inc. Class A	20,972	2,637
	Fidelity National Financial Inc.	52,148	2,626
	Tradeweb Markets Inc. Class A	23,249	2,534
	RenaissanceRe Holdings Ltd.	10,458	2,383
	Credicorp Ltd.	13,768	2,276
	Ally Financial Inc.	54,779	2,135
	Unum Group	39,110	2,106
	East West Bancorp Inc.	28,082	2,083
	Annaly Capital Management Inc.	100,945	1,989
	American Financial Group Inc.	14,380	1,868
	Assurant Inc.	10,688	1,854
	First Horizon Corp.	111,091	1,760
	Kinsale Capital Group Inc.	4,420	1,696
	Old Republic International Corp.	51,185	1,627
	Stifel Financial Corp.	19,964	1,616
	Primerica Inc.	7,113	1,607
	Webster Financial Corp.	34,812	1,539
	Voya Financial Inc.	19,871	1,507
	MarketAxess Holdings Inc.	7,482	1,488
	Evercore Inc. Class A	7,160	1,453
	Franklin Resources Inc.	61,183	1,444
	Globe Life Inc.	17,325	1,434
	Corebridge Financial Inc.	48,848	1,425
	Houlihan Lokey Inc. Class A	10,255	1,388
	Western Alliance Bancorp	21,799	1,374
	SEI Investments Co.	20,103	1,361
	Comerica Inc.	26,380	1,352
	Commerce Bancshares Inc.	24,202	1,347
	AGNC Investment Corp.	139,598	1,339
*	SoFi Technologies Inc.	190,388	1,314
	Zions Bancorp NA	29,185	1,260
	Popular Inc.	14,134	1,258

		Shares	Market Value ($000)
	XP Inc. Class A	65,141	1,237
	Pinnacle Financial Partners Inc.	15,304	1,217
	Cullen/Frost Bankers Inc.	11,890	1,208
	RLI Corp.	8,259	1,206
	Jackson Financial Inc. Class A	15,868	1,206
	Wintrust Financial Corp.	12,183	1,201
	Essent Group Ltd.	21,182	1,201
	Selective Insurance Group Inc.	12,193	1,190
	Starwood Property Trust Inc.	60,814	1,182
	Synovus Financial Corp.	29,497	1,171
	SouthState Corp.	15,136	1,170
	Axis Capital Holdings Ltd.	15,826	1,169
	MGIC Investment Corp.	55,173	1,159
	Invesco Ltd.	73,743	1,158
	Lincoln National Corp.	34,307	1,132
	First American Financial Corp.	20,298	1,128
	OneMain Holdings Inc.	22,647	1,112
	Affiliated Managers Group Inc.	6,829	1,110
	Ryan Specialty Holdings Inc. Class A	19,750	1,097
	Prosperity Bancshares Inc.	17,503	1,090
	Rithm Capital Corp.	96,165	1,078
	Old National Bancorp	63,077	1,078
*	Mr Cooper Group Inc.	12,717	1,061
	Cadence Bank	36,895	1,053
	FNB Corp.	71,593	986
	SLM Corp.	44,748	960
	Radian Group Inc.	30,432	951
	Hanover Insurance Group Inc.	7,107	938
	Janus Henderson Group plc	27,204	911
	Bank OZK	21,708	909
	Hamilton Lane Inc. Class A	7,236	908
	Home BancShares Inc.	37,912	892
	Lazard Inc. Class A	22,019	886
	White Mountains Insurance Group Ltd.	486	878
*	Marathon Digital Holdings Inc.	44,692	872
	United Bankshares Inc.	26,558	862
	Assured Guaranty Ltd.	10,919	849
	Glacier Bancorp Inc.	22,043	824
	Hancock Whitney Corp.	17,299	808
	Columbia Banking System Inc.	41,765	805
	First Financial Bankshares Inc.	26,098	782
	UMB Financial Corp.	9,195	758
	Kemper Corp.	12,603	754
	Moelis & Co. Class A	13,235	749
*	Enstar Group Ltd.	2,377	744
	Piper Sandler Cos.	3,463	733
	First Financial Bancorp	32,028	714
	Heartland Financial USA Inc.	15,775	693
	Associated Banc-Corp	31,713	679
	Ameris Bancorp	13,352	667
	CNO Financial Group Inc.	22,780	654
	ServisFirst Bancshares Inc.	10,578	654
	International Bancshares Corp.	11,248	639
	Valley National Bancorp	87,909	627
*	Credit Acceptance Corp.	1,273	625
	First Bancorp	34,994	620
	BGC Group Inc. Class A	70,219	609
	Walker & Dunlop Inc.	6,320	607
	Blackstone Mortgage Trust Inc. Class A	34,707	605
	TPG Inc. Class A	14,398	604
	United Community Banks Inc.	23,181	595
	Atlantic Union Bankshares Corp.	18,057	589
	Fulton Financial Corp.	34,187	576
*	Axos Financial Inc.	10,620	572
	Artisan Partners Asset Management Inc. Class A	12,934	569
*	Brighthouse Financial Inc.	12,732	567
*	Genworth Financial Inc. Class A	89,949	566
*	Texas Capital Bancshares Inc.	9,281	559
	First Hawaiian Inc.	27,105	551
*	NMI Holdings Inc. Class A	16,507	548

		Shares	Market Value ($000)
	WSFS Financial Corp.	12,286	541
	BOK Financial Corp.	5,723	519
	Community Financial System Inc.	11,242	511
	Cathay General Bancorp	13,772	507
[1]	Arbor Realty Trust Inc.	36,726	502
	New York Community Bancorp Inc.	143,888	473
	PennyMac Financial Services Inc.	5,162	468
	Bank of Hawaii Corp.	7,910	457
	First Interstate BancSystem Inc. Class A	16,798	446
	CVB Financial Corp.	26,885	445
	Simmons First National Corp. Class A	25,619	445
	Independent Bank Corp.	8,701	442
	BankUnited Inc.	15,268	438
*	Palomar Holdings Inc.	5,046	428
	Pacific Premier Bancorp Inc.	18,933	421
	Eastern Bankshares Inc.	30,526	418
	Seacoast Banking Corp. of Florida	17,211	407
	First Merchants Corp.	12,159	402
	Park National Corp.	2,900	399
	BancFirst Corp.	4,535	391
	Towne Bank	14,371	391
*	Riot Platforms Inc.	39,074	381
*,1	Upstart Holdings Inc.	15,323	379
	Cohen & Steers Inc.	5,355	376
	WaFd Inc.	13,271	372
	Virtu Financial Inc. Class A	16,747	368
	NBT Bancorp Inc.	9,672	360
	Provident Financial Services Inc.	24,904	359
	Independent Bank Group Inc.	7,548	348
*	Triumph Financial Inc.	4,636	344
	Renasant Corp.	11,390	343
	Trustmark Corp.	11,635	339
	WesBanco Inc.	11,848	327
	Bank of NT Butterfield & Son Ltd.	9,305	317
	Banner Corp.	6,758	316
	Hilltop Holdings Inc.	9,938	304
	Virtus Investment Partners Inc.	1,324	303
	Horace Mann Educators Corp.	8,790	300
	City Holding Co.	2,826	289
	Nelnet Inc. Class A	2,730	283
	Stock Yards Bancorp Inc.	5,870	275
	Northwest Bancshares Inc.	25,025	274
	Ladder Capital Corp. Class A	24,446	273
	Two Harbors Investment Corp.	20,978	270
	First Commonwealth Financial Corp.	19,455	263
	Hope Bancorp Inc.	24,886	262
	WisdomTree Inc.	25,728	257
	Navient Corp.	16,472	248
	Westamerica Bancorp	4,858	237
	S&T Bancorp Inc.	7,235	231
*,1	Freedom Holding Corp.	3,000	229
	PennyMac Mortgage Investment Trust	16,425	225
*	SiriusPoint Ltd.	17,039	224
	CNA Financial Corp.	4,834	222
*	Trupanion Inc.	7,276	217
	Live Oak Bancshares Inc.	6,200	214
	Employers Holdings Inc.	4,984	210
	Safety Insurance Group Inc.	2,708	209
	MFA Financial Inc.	19,023	204
	Sandy Spring Bancorp Inc.	8,088	190
*	Encore Capital Group Inc.	4,275	189
	Berkshire Hills Bancorp Inc.	8,085	180
*	PRA Group Inc.	8,306	179
	Chimera Investment Corp.	15,023	179
	ARMOUR Residential REIT Inc.	9,058	175
	Redwood Trust Inc.	27,388	174
	1st Source Corp.	3,126	161
*	Lemonade Inc.	9,196	152
	BrightSpire Capital Inc. Class A	23,942	145
	F&G Annuities & Life Inc.	3,529	143

		Shares	Market Value ($000)
	Brookline Bancorp Inc.	16,253	141
	Brightsphere Investment Group Inc.	6,093	135
	Capitol Federal Financial Inc.	24,023	124
	TFS Financial Corp.	9,336	123
*	Open Lending Corp.	18,412	119
	Republic Bancorp Inc. Class A	1,648	85
*	Columbia Financial Inc.	5,504	80
			888,716
Health Care (12.7%)
	Eli Lilly & Co.	171,387	140,596
	UnitedHealth Group Inc.	188,283	93,270
	Merck & Co. Inc.	514,564	64,598
	AbbVie Inc.	357,406	57,628
	Thermo Fisher Scientific Inc.	78,302	44,474
	Abbott Laboratories	351,340	35,903
	Danaher Corp.	133,716	34,338
	Amgen Inc.	108,018	33,037
	Pfizer Inc.	1,142,745	32,751
*	Intuitive Surgical Inc.	70,578	28,381
	Elevance Health Inc.	47,937	25,813
	Stryker Corp.	71,828	24,500
*	Vertex Pharmaceuticals Inc.	52,091	23,719
*	Boston Scientific Corp.	295,735	22,349
	Medtronic plc	268,622	21,858
*	Regeneron Pharmaceuticals Inc.	20,736	20,325
	Cigna Group	58,168	20,046
	Bristol-Myers Squibb Co.	412,167	16,936
	Gilead Sciences Inc.	252,717	16,242
	Zoetis Inc. Class A	93,696	15,887
	HCA Healthcare Inc.	40,260	13,678
	Becton Dickinson & Co.	58,564	13,585
*	Edwards Lifesciences Corp.	121,786	10,582
*	Moderna Inc.	67,213	9,581
*	Dexcom Inc.	78,364	9,307
	Humana Inc.	24,714	8,851
*	IDEXX Laboratories Inc.	16,667	8,283
*	IQVIA Holdings Inc.	36,711	8,043
*	Centene Corp.	108,158	7,743
	Agilent Technologies Inc.	59,034	7,699
	GE HealthCare Technologies Inc.	84,288	6,574
*	Biogen Inc.	29,147	6,556
	ResMed Inc.	29,425	6,071
*	ICON plc	16,529	5,369
*	Veeva Systems Inc. Class A	29,317	5,108
	West Pharmaceutical Services Inc.	15,002	4,972
	Cardinal Health Inc.	49,919	4,955
	Zimmer Biomet Holdings Inc.	42,441	4,887
	STERIS plc	20,113	4,483
*	Align Technology Inc.	15,411	3,964
*	Alnylam Pharmaceuticals Inc.	25,353	3,763
	Cooper Cos. Inc.	39,351	3,711
*	Molina Healthcare Inc.	11,685	3,676
	Baxter International Inc.	102,090	3,480
*	Hologic Inc.	46,620	3,440
	Labcorp Holdings Inc.	17,242	3,361
*	Illumina Inc.	32,020	3,339
*	Avantor Inc.	136,197	3,280
	Quest Diagnostics Inc.	22,487	3,192
*	BioMarin Pharmaceutical Inc.	37,825	2,840
*	Tenet Healthcare Corp.	20,449	2,765
	Revvity Inc.	25,088	2,741
*	Neurocrine Biosciences Inc.	19,659	2,662
	Viatris Inc.	241,246	2,557
*	United Therapeutics Corp.	9,099	2,503
*	Insulet Corp.	14,001	2,481
*,2	Shockwave Medical Inc.	7,362	2,466
	Bio-Techne Corp.	31,483	2,430
*	Natera Inc.	22,103	2,355
*	Sarepta Therapeutics Inc.	18,073	2,347

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	11,994	2,276
*	Incyte Corp.	37,349	2,158
*	Charles River Laboratories International Inc.	10,265	2,140
	Royalty Pharma plc Class A	75,133	2,059
	Teleflex Inc.	9,594	2,006
*	Catalent Inc.	36,241	1,949
*	Henry Schein Inc.	26,242	1,820
*	Medpace Holdings Inc.	4,710	1,820
*	Elanco Animal Health Inc.	99,155	1,753
	Encompass Health Corp.	20,008	1,728
*	Repligen Corp.	11,196	1,669
	Chemed Corp.	2,979	1,651
*	Exact Sciences Corp.	36,077	1,640
*	Globus Medical Inc. Class A	23,910	1,605
*	DaVita Inc.	10,896	1,603
*	Insmed Inc.	28,504	1,569
*	Vaxcyte Inc.	21,038	1,478
*	Penumbra Inc.	7,320	1,387
*	HealthEquity Inc.	16,879	1,379
	Bruker Corp.	20,948	1,372
*	Intra-Cellular Therapies Inc.	20,143	1,354
*	Exelixis Inc.	61,489	1,334
*	Jazz Pharmaceuticals plc	12,487	1,314
	Ensign Group Inc.	10,836	1,314
*	Blueprint Medicines Corp.	12,422	1,311
*	Acadia Healthcare Co. Inc.	18,330	1,263
	DENTSPLY SIRONA Inc.	42,760	1,198
*	Bio-Rad Laboratories Inc. Class A	4,154	1,192
*	Halozyme Therapeutics Inc.	26,271	1,164
	Organon & Co.	51,840	1,106
*	Masimo Corp.	8,870	1,104
*	Lantheus Holdings Inc.	13,489	1,104
*	Ionis Pharmaceuticals Inc.	29,084	1,093
*	Glaukos Corp.	9,572	1,079
*	REVOLUTION Medicines Inc.	27,956	1,072
*	Cytokinetics Inc.	21,070	1,022
*	Option Care Health Inc.	34,209	1,020
*	Merit Medical Systems Inc.	11,555	938
*	Inspire Medical Systems Inc.	5,863	931
*	TransMedics Group Inc.	6,405	874
*	Haemonetics Corp.	10,009	842
*	CRISPR Therapeutics AG	15,525	834
*	Integer Holdings Corp.	6,840	829
*	Apellis Pharmaceuticals Inc.	20,570	807
*	Alkermes plc	33,710	789
*	Roivant Sciences Ltd.	74,883	776
	Perrigo Co. plc	27,967	770
*	Madrigal Pharmaceuticals Inc.	3,037	717
	Select Medical Holdings Corp.	20,609	712
*	Krystal Biotech Inc.	4,433	709
*	Axonics Inc.	9,920	666
*	Tandem Diabetes Care Inc.	12,975	665
*	Envista Holdings Corp.	33,705	653
*	Bridgebio Pharma Inc.	23,136	648
*	LivaNova plc	10,577	646
*	Ultragenyx Pharmaceutical Inc.	15,936	640
*	Prestige Consumer Healthcare Inc.	9,922	638
*	Doximity Inc. Class A	22,930	636
*	Guardant Health Inc.	22,757	617
*	Amedisys Inc.	6,595	601
*	SpringWorks Therapeutics Inc.	14,167	587
*	Neogen Corp.	44,385	584
*	Cerevel Therapeutics Holdings Inc.	14,339	584
*	Amicus Therapeutics Inc.	58,688	575
*	Azenta Inc.	11,261	569
*	Xenon Pharmaceuticals Inc.	14,901	567
*	iRhythm Technologies Inc.	6,299	556
*	Inari Medical Inc.	10,925	546
*	Axsome Therapeutics Inc.	7,396	543
*	Arrowhead Pharmaceuticals Inc.	23,601	542

		Shares	Market Value ($000)
*	PTC Therapeutics Inc.	14,715	535
*	Corcept Therapeutics Inc.	16,673	503
*	Biohaven Ltd.	14,049	493
*	QuidelOrtho Corp.	10,899	482
*	Twist Bioscience Corp.	11,398	478
	Premier Inc. Class A	25,087	475
	CONMED Corp.	6,193	473
*	Evolent Health Inc. Class A	22,276	472
*	Fortrea Holdings Inc.	18,214	462
*	Novocure Ltd.	20,904	460
*	TG Therapeutics Inc.	28,153	459
*	Progyny Inc.	16,312	440
*	Denali Therapeutics Inc.	23,309	433
*	Iovance Biotherapeutics Inc.	48,600	432
*	Integra LifeSciences Holdings Corp.	13,941	431
*	ICU Medical Inc.	4,041	430
*	Agios Pharmaceuticals Inc.	11,587	421
*	10X Genomics Inc. Class A	18,700	419
*	Certara Inc.	24,142	409
*	R1 RCM Inc.	31,723	408
	Patterson Cos. Inc.	16,545	407
*	STAAR Surgical Co.	9,704	403
*	Surgery Partners Inc.	14,426	398
*	CorVel Corp.	1,643	394
*	Myriad Genetics Inc.	17,286	393
*	Intellia Therapeutics Inc.	18,142	388
*	Privia Health Group Inc.	22,360	388
*	agilon health Inc.	61,077	385
*	Teladoc Health Inc.	33,944	382
*	ACADIA Pharmaceuticals Inc.	24,932	376
*	NeoGenomics Inc.	26,080	358
*	Beam Therapeutics Inc.	14,708	350
*	Nuvalent Inc. Class A	5,209	342
*	Arvinas Inc.	9,810	325
*	Omnicell Inc.	9,542	311
*	Amphastar Pharmaceuticals Inc.	7,000	296
*	Veracyte Inc.	13,502	280
*	Inmode Ltd.	14,601	279
*	Supernus Pharmaceuticals Inc.	10,232	277
*	Sotera Health Co.	24,478	274
*	Rocket Pharmaceuticals Inc.	12,813	273
*	Immunovant Inc.	10,645	270
*	Owens & Minor Inc.	15,234	266
*	Ligand Pharmaceuticals Inc.	3,074	261
*	Pacira BioSciences Inc.	8,485	257
*	Xencor Inc.	10,789	256
*	Kymera Therapeutics Inc.	7,864	253
*	Recursion Pharmaceuticals Inc. Class A	28,224	234
*	Akero Therapeutics Inc.	12,107	228
*	BioCryst Pharmaceuticals Inc.	34,756	225
*	Phreesia Inc.	11,272	213
*	AtriCure Inc.	9,200	207
*	Harmony Biosciences Holdings Inc.	6,100	179
*	Maravai LifeSciences Holdings Inc. Class A	20,160	175
*	Arcus Biosciences Inc.	11,531	174
*	Innoviva Inc.	11,012	174
*	Avanos Medical Inc.	8,522	170
*	AdaptHealth Corp. Class A	17,956	170
*	Vir Biotechnology Inc.	16,453	169
*	Prothena Corp. plc	7,941	165
*,1	Ginkgo Bioworks Holdings Inc. Class A	307,565	163
*	Ironwood Pharmaceuticals Inc. Class A	25,628	161
*,1	Cassava Sciences Inc.	7,326	161
*	Aurinia Pharmaceuticals Inc.	28,374	154
*	MoonLake Immunotherapeutics Class A	3,642	148
	Embecta Corp.	10,652	132
*	Sana Biotechnology Inc.	17,500	131
*	Alignment Healthcare Inc.	15,806	125
*	Sage Therapeutics Inc.	11,109	123
*	Zentalis Pharmaceuticals Inc.	10,100	120

		Shares	Market Value ($000)
*	REGENXBIO Inc.	7,949	114
*	Pediatrix Medical Group Inc.	15,418	113
*	Varex Imaging Corp.	7,088	110
*	LifeStance Health Group Inc.	19,700	110
*	Relay Therapeutics Inc.	16,785	108
*,1	OPKO Health Inc.	76,136	104
*	Pacific Biosciences of California Inc.	47,184	84
*	Fulgent Genetics Inc.	3,800	78
*	Taro Pharmaceutical Industries Ltd.	1,552	66
*,1	CureVac NV	11,912	46
*	Multiplan Corp.	73,550	39
*	Amylyx Pharmaceuticals Inc.	11,014	19
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $126)	12,014	12
*	Mural Oncology plc	3,131	11
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
			1,082,900
Industrials (10.3%)
	Visa Inc. Class A	322,925	87,984
	Mastercard Inc. Class A	168,184	75,190
	Accenture plc Class A	128,117	36,166
	Caterpillar Inc.	103,242	34,949
	Union Pacific Corp.	124,111	28,896
	American Express Co.	117,290	28,150
	Automatic Data Processing Inc.	83,652	20,488
	United Parcel Service Inc. Class B	146,520	20,356
	Deere & Co.	52,138	19,539
*	Fiserv Inc.	120,948	18,113
	Trane Technologies plc	46,085	15,091
	Illinois Tool Works Inc.	60,620	14,716
	Sherwin-Williams Co.	48,140	14,625
*	PayPal Holdings Inc.	218,097	13,738
	CSX Corp.	398,894	13,463
	FedEx Corp.	46,892	11,909
	Cintas Corp.	17,498	11,863
	PACCAR Inc.	103,763	11,155
	Carrier Global Corp.	168,227	10,630
	Capital One Financial Corp.	76,802	10,570
	Johnson Controls International plc	137,738	9,905
	Fidelity National Information Services Inc.	119,771	9,088
	Otis Worldwide Corp.	83,481	8,281
	Paychex Inc.	65,226	7,838
	Ingersoll Rand Inc.	81,931	7,624
	Verisk Analytics Inc. Class A	28,828	7,287
	DuPont de Nemours Inc.	87,097	7,156
*	Block Inc. Class A	111,552	7,148
	Martin Marietta Materials Inc.	12,440	7,117
	Old Dominion Freight Line Inc.	39,904	6,993
	Vulcan Materials Co.	26,829	6,862
*	Fair Isaac Corp.	4,881	6,296
	Westinghouse Air Brake Technologies Corp.	36,220	6,130
*	Mettler-Toledo International Inc.	4,321	6,067
	Rockwell Automation Inc.	23,249	5,987
	Equifax Inc.	24,661	5,706
	Global Payments Inc.	52,171	5,314
	Dover Corp.	28,195	5,183
*	Keysight Technologies Inc.	35,367	4,898
	Veralto Corp.	44,413	4,378
	Ball Corp.	62,090	4,311
	Carlisle Cos. Inc.	9,810	4,103
*	Axon Enterprise Inc.	14,195	3,998
*	Builders FirstSource Inc.	24,561	3,949
*	Corpay Inc.	14,276	3,821
	AerCap Holdings NV	39,454	3,658
*	Waters Corp.	11,817	3,650
	Synchrony Financial	81,858	3,585
	Expeditors International of Washington Inc.	29,334	3,546
	Packaging Corp. of America	17,849	3,275
	Owens Corning	17,971	3,254

		Shares	Market Value ($000)
	Lennox International Inc.	6,449	3,241
*	Zebra Technologies Corp. Class A	10,372	3,240
	Watsco Inc.	6,779	3,219
	IDEX Corp.	15,184	3,168
	Masco Corp.	45,204	3,161
	Snap-on Inc.	10,562	2,882
	RPM International Inc.	25,647	2,875
	TransUnion	38,927	2,800
*	Trimble Inc.	49,976	2,783
	Westrock Co.	51,629	2,769
	nVent Electric plc	33,307	2,711
	Graco Inc.	33,562	2,710
	Stanley Black & Decker Inc.	31,042	2,706
	Nordson Corp.	11,517	2,703
	Pentair plc	33,215	2,703
	JB Hunt Transport Services Inc.	16,733	2,690
*	TopBuild Corp.	6,365	2,660
*	XPO Inc.	22,997	2,460
	Jack Henry & Associates Inc.	14,806	2,438
	Advanced Drainage Systems Inc.	13,463	2,336
	Comfort Systems USA Inc.	7,128	2,333
*	Saia Inc.	5,414	2,217
	Allegion plc	17,713	2,158
	CNH Industrial NV	195,723	2,067
	A O Smith Corp.	24,610	2,058
*	Core & Main Inc. Class A	34,987	2,014
	CH Robinson Worldwide Inc.	23,041	1,990
	AptarGroup Inc.	13,310	1,966
*	Trex Co. Inc.	22,143	1,915
	Crown Holdings Inc.	21,422	1,804
	Fortune Brands Innovations Inc.	25,717	1,802
	Donaldson Co. Inc.	24,253	1,787
*	Generac Holdings Inc.	12,137	1,787
	Graphic Packaging Holding Co.	61,344	1,737
	FTAI Aviation Ltd.	20,199	1,703
	MKS Instruments Inc.	13,404	1,697
	Toro Co.	20,989	1,683
*	WEX Inc.	8,753	1,640
	WESCO International Inc.	9,018	1,619
	Acuity Brands Inc.	6,213	1,613
	Eagle Materials Inc.	6,914	1,607
	Cognex Corp.	35,181	1,601
*	Axalta Coating Systems Ltd.	44,635	1,589
*	API Group Corp.	43,376	1,546
	Knight-Swift Transportation Holdings Inc. Class A	31,498	1,520
*	WillScot Mobile Mini Holdings Corp.	37,650	1,485
	Applied Industrial Technologies Inc.	7,648	1,476
*	FTI Consulting Inc.	6,783	1,457
*	Kirby Corp.	11,717	1,455
*	MasTec Inc.	12,635	1,418
	Simpson Manufacturing Co. Inc.	8,549	1,418
	Berry Global Group Inc.	23,448	1,404
*	AZEK Co. Inc. Class A	29,120	1,397
*	Middleby Corp.	10,728	1,383
	AGCO Corp.	12,729	1,366
	MSA Safety Inc.	7,440	1,339
*	Chart Industries Inc.	8,521	1,338
	Robert Half Inc.	20,729	1,331
*	Affirm Holdings Inc. Class A	45,382	1,328
	Landstar System Inc.	7,175	1,306
*	Mohawk Industries Inc.	10,591	1,291
	Sensata Technologies Holding plc	30,586	1,264
	Vontier Corp.	31,462	1,258
	Littelfuse Inc.	4,872	1,250
*	Beacon Roofing Supply Inc.	12,641	1,227
*	SPX Technologies Inc.	8,779	1,224
*	Paylocity Holding Corp.	8,603	1,223
	Louisiana-Pacific Corp.	13,274	1,217
	Sonoco Products Co.	19,623	1,204
*	GXO Logistics Inc.	23,912	1,201

		Shares	Market Value ($000)
	Genpact Ltd.	36,162	1,196
	Brunswick Corp.	13,937	1,150
	Badger Meter Inc.	5,955	1,149
	Sealed Air Corp.	29,477	1,146
	Atkore Inc.	7,477	1,138
	Watts Water Technologies Inc. Class A	5,564	1,108
	Federal Signal Corp.	11,956	1,100
*	BILL Holdings Inc.	20,737	1,079
	Ryder System Inc.	8,810	1,070
	Maximus Inc.	12,331	1,062
*	Dycom Industries Inc.	5,848	1,052
	Valmont Industries Inc.	4,176	1,050
*	Euronet Worldwide Inc.	8,933	1,041
*	Modine Manufacturing Co.	10,288	1,038
	Armstrong World Industries Inc.	8,893	1,030
	Installed Building Products Inc.	4,729	1,002
	AAON Inc.	13,336	1,001
	Air Lease Corp. Class A	20,947	998
	GATX Corp.	7,073	976
*	Itron Inc.	9,039	972
*	ExlService Holdings Inc.	32,540	972
	Franklin Electric Co. Inc.	9,622	957
*	Summit Materials Inc. Class A	24,284	938
	Western Union Co.	72,501	928
	Brink's Co.	8,977	927
	Zurn Elkay Water Solutions Corp.	29,527	924
*	ASGN Inc.	9,376	881
	Encore Wire Corp.	3,018	871
	HB Fuller Co.	10,827	862
	Herc Holdings Inc.	5,708	828
*	StoneCo Ltd. Class A	58,995	817
*	Knife River Corp.	11,467	811
*	ACI Worldwide Inc.	22,362	805
	MSC Industrial Direct Co. Inc. Class A	9,293	798
	Belden Inc.	8,291	793
	CSW Industrials Inc.	3,084	784
	Silgan Holdings Inc.	16,558	782
	Terex Corp.	13,108	782
*	GMS Inc.	8,300	780
	Scorpio Tankers Inc.	9,407	772
*	Verra Mobility Corp. Class A	28,276	753
	ManpowerGroup Inc.	9,857	736
*	CBIZ Inc.	9,501	720
*	Shift4 Payments Inc. Class A	10,697	720
	Korn Ferry	10,514	693
	TriNet Group Inc.	6,477	673
	Insperity Inc.	7,071	670
	Kadant Inc.	2,341	670
	Hillenbrand Inc.	14,012	651
*	Gates Industrial Corp. plc	36,734	640
*	Alight Inc. Class A	82,463	639
*	Resideo Technologies Inc.	29,449	636
*	Bloom Energy Corp. Class A	38,132	622
	John Bean Technologies Corp.	6,308	603
	Primoris Services Corp.	10,793	591
	Hub Group Inc. Class A	13,282	573
	McGrath RentCorp	5,129	559
	Granite Construction Inc.	8,933	556
	Trinity Industries Inc.	16,517	519
	Griffon Corp.	7,507	507
	ArcBest Corp.	4,782	505
*	Marqeta Inc. Class A	94,586	503
	UniFirst Corp.	3,095	491
	AZZ Inc.	5,729	481
*	Pagseguro Digital Ltd. Class A	38,953	477
*	RXO Inc.	23,367	477
	Werner Enterprises Inc.	12,652	475
*	Gibraltar Industries Inc.	6,236	471
*	OSI Systems Inc.	3,277	471
	EVERTEC Inc.	13,237	463

		Shares	Market Value ($000)
*	AMN Healthcare Services Inc.	7,415	415
*	O-I Glass Inc.	32,624	414
*	Masterbrand Inc.	24,207	405
*	Hayward Holdings Inc.	27,695	401
*,1	ZIM Integrated Shipping Services Ltd.	17,789	401
	Star Bulk Carriers Corp.	14,699	398
	Tennant Co.	3,807	391
	Bread Financial Holdings Inc.	9,312	389
*	Remitly Global Inc.	27,954	363
*	Flywire Corp.	20,646	354
	ADT Inc.	49,541	352
	SFL Corp. Ltd.	24,291	348
*	NCR Atleos Corp.	12,039	335
	H&E Equipment Services Inc.	6,664	316
*	Huron Consulting Group Inc.	3,576	316
	Greenbrier Cos. Inc.	5,662	313
	Helios Technologies Inc.	6,099	305
	Vestis Corp.	24,053	296
*	Cimpress plc	3,328	275
	Apogee Enterprises Inc.	4,145	269
*,1	Enovix Corp.	25,305	269
*	American Woodmark Corp.	3,062	264
*	Rocket Lab USA Inc.	57,990	253
*	JELD-WEN Holding Inc.	15,738	244
	Lindsay Corp.	2,028	233
*	Legalzoom.com Inc.	26,506	233
	Schneider National Inc. Class B	10,254	231
	TriMas Corp.	7,762	207
	Deluxe Corp.	8,064	183
	Matson Inc.	1,419	182
*	Joby Aviation Inc.	35,406	172
*	Aurora Innovation Inc. Class A	70,529	169
*	Dlocal Ltd. Class A	17,167	157
*	Proto Labs Inc.	4,900	152
	Astec Industries Inc.	4,260	138
*	Kornit Digital Ltd.	9,294	132
	Ardagh Metal Packaging SA	26,300	104
	Heartland Express Inc.	8,811	100
	Forward Air Corp.	5,442	91
*	Virgin Galactic Holdings Inc.	81,826	71
	TTEC Holdings Inc.	5,235	33
			875,556
Real Estate (3.0%)
	Prologis Inc.	186,702	20,629
	American Tower Corp.	94,195	18,438
	Equinix Inc.	19,056	14,539
	Welltower Inc.	112,024	11,614
	Simon Property Group Inc.	65,640	9,932
	Realty Income Corp.	173,661	9,214
	Digital Realty Trust Inc.	63,233	9,190
	Crown Castle Inc.	87,572	8,976
	Public Storage	31,705	8,682
*	CoStar Group Inc.	81,528	6,373
	Extra Space Storage Inc.	42,427	6,142
	AvalonBay Communities Inc.	28,659	5,522
*	CBRE Group Inc. Class A	61,382	5,406
	Equity Residential	75,271	4,895
	Iron Mountain Inc.	58,572	4,726
	Invitation Homes Inc.	124,177	4,320
	SBA Communications Corp. Class A	21,655	4,259
	Alexandria Real Estate Equities Inc.	35,081	4,175
	Ventas Inc.	80,932	4,068
	Essex Property Trust Inc.	12,818	3,330
	Mid-America Apartment Communities Inc.	23,379	3,126
	Sun Communities Inc.	24,821	2,929
	Healthpeak Properties Inc.	142,802	2,842
	UDR Inc.	66,171	2,556
	Kimco Realty Corp.	131,868	2,553
	Host Hotels & Resorts Inc.	141,999	2,547

		Shares	Market Value ($000)
	WP Carey Inc.	43,749	2,467
	American Homes 4 Rent Class A	67,372	2,428
	Equity LifeStyle Properties Inc.	36,167	2,270
	Regency Centers Corp.	36,561	2,245
	Camden Property Trust	21,115	2,167
	Lamar Advertising Co. Class A	17,595	2,078
*	Jones Lang LaSalle Inc.	9,643	1,949
	Boston Properties Inc.	31,756	1,927
	Rexford Industrial Realty Inc.	42,329	1,920
	CubeSmart	44,953	1,902
	Federal Realty Investment Trust	16,193	1,635
	Omega Healthcare Investors Inc.	49,085	1,587
	NNN REIT Inc.	36,785	1,536
	Americold Realty Trust Inc.	57,341	1,529
	EastGroup Properties Inc.	9,200	1,520
	Brixmor Property Group Inc.	59,797	1,346
	STAG Industrial Inc.	36,217	1,270
	First Industrial Realty Trust Inc.	26,462	1,247
	Ryman Hospitality Properties Inc.	11,841	1,244
	Healthcare Realty Trust Inc. Class A	76,531	1,242
	Agree Realty Corp.	19,760	1,201
*	Zillow Group Inc. Class C	28,709	1,176
	Apartment Income REIT Corp. Class A	29,493	1,143
	Terreno Realty Corp.	18,013	1,019
	Kite Realty Group Trust	43,967	964
	Rayonier Inc.	29,849	896
	Vornado Realty Trust	35,650	874
	Essential Properties Realty Trust Inc.	30,970	829
	Kilroy Realty Corp.	23,836	799
	Phillips Edison & Co. Inc.	23,936	764
	Independence Realty Trust Inc.	45,430	759
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	22,433	747
	Cousins Properties Inc.	30,679	710
	PotlatchDeltic Corp.	16,331	698
	Sabra Health Care REIT Inc.	47,826	697
	SL Green Realty Corp.	13,088	693
	Macerich Co.	44,877	679
	Park Hotels & Resorts Inc.	42,275	670
[1]	Medical Properties Trust Inc.	119,850	642
	Apple Hospitality REIT Inc.	44,280	639
	EPR Properties	15,458	634
	CareTrust REIT Inc.	23,863	610
	Innovative Industrial Properties Inc.	5,594	603
	National Health Investors Inc.	8,771	580
	Tanger Inc.	20,807	577
	Broadstone Net Lease Inc.	37,086	569
	National Storage Affiliates Trust	15,431	564
	Highwoods Properties Inc.	21,555	560
	COPT Defense Properties	22,668	559
	SITE Centers Corp.	38,016	548
*	Zillow Group Inc. Class A	13,511	542
	LXP Industrial Trust	58,667	499
*	Howard Hughes Holdings Inc.	7,007	465
	DigitalBridge Group Inc.	33,478	457
	Douglas Emmett Inc.	32,596	455
	Four Corners Property Trust Inc.	18,222	445
	Sunstone Hotel Investors Inc.	42,245	434
*	Cushman & Wakefield plc	38,618	429
	Outfront Media Inc.	29,168	421
	Urban Edge Properties	23,158	411
	St. Joe Co.	7,155	405
*	Equity Commonwealth	19,510	377
	DiamondRock Hospitality Co.	43,089	365
	Acadia Realty Trust	20,387	351
	RLJ Lodging Trust	32,338	323
	Pebblebrook Hotel Trust	22,510	319
	Retail Opportunity Investments Corp.	25,041	313
	Xenia Hotels & Resorts Inc.	20,338	295
	Global Net Lease Inc.	39,174	293
	Elme Communities	18,115	279

		Shares	Market Value ($000)
	Getty Realty Corp.	9,772	270
	Newmark Group Inc. Class A	25,636	267
	LTC Properties Inc.	7,653	263
	JBG SMITH Properties	17,843	257
*	Opendoor Technologies Inc.	113,752	248
	Empire State Realty Trust Inc. Class A	24,300	232
	Kennedy-Wilson Holdings Inc.	22,518	230
	Alexander & Baldwin Inc.	13,599	228
	Veris Residential Inc.	14,614	223
*	Apartment Investment & Management Co. Class A	27,200	215
	American Assets Trust Inc.	9,028	196
	Centerspace	2,789	190
	Piedmont Office Realty Trust Inc. Class A	24,634	180
	Brandywine Realty Trust	34,397	159
	Paramount Group Inc.	34,304	156
	eXp World Holdings Inc.	13,200	148
	Marcus & Millichap Inc.	4,357	141
	Uniti Group Inc.	44,198	140
*	Anywhere Real Estate Inc.	24,578	100
	Saul Centers Inc.	2,184	79
	NET Lease Office Properties	2,729	65
			250,760
Technology (38.9%)
	Microsoft Corp.	1,506,683	625,469
	Apple Inc.	2,952,730	567,662
	NVIDIA Corp.	481,134	527,482
	Meta Platforms Inc. Class A	447,972	209,127
*	Alphabet Inc. Class A	1,137,723	196,257
*	Alphabet Inc. Class C	1,081,670	188,167
	Broadcom Inc.	87,343	116,040
*	Advanced Micro Devices Inc.	324,870	54,221
	QUALCOMM Inc.	226,405	46,198
	Salesforce Inc.	189,726	44,479
*	Adobe Inc.	91,539	40,713
	Oracle Corp.	312,222	36,589
	Applied Materials Inc.	169,031	36,355
	Texas Instruments Inc.	183,655	35,815
	Intuit Inc.	55,516	32,002
	Micron Technology Inc.	220,869	27,609
*	ServiceNow Inc.	41,385	27,187
	Intel Corp.	853,410	26,328
	Lam Research Corp.	26,617	24,819
	KLA Corp.	27,339	20,765
*	Palo Alto Networks Inc.	62,824	18,527
*	Synopsys Inc.	30,727	17,232
*	Cadence Design Systems Inc.	54,714	15,665
	NXP Semiconductors NV	52,267	14,222
*	Crowdstrike Holdings Inc. Class A	43,203	13,551
	Marvell Technology Inc.	173,003	11,904
	Microchip Technology Inc.	107,246	10,427
*	Autodesk Inc.	43,461	8,762
*	Snowflake Inc. Class A	63,580	8,658
*	Workday Inc. Class A	40,568	8,578
*	Palantir Technologies Inc. Class A	389,205	8,438
*	Super Micro Computer Inc.	10,213	8,012
*	Fortinet Inc.	130,086	7,717
*	DoorDash Inc. Class A	62,677	6,901
	Monolithic Power Systems Inc.	9,284	6,830
	Vertiv Holdings Co. Class A	69,207	6,787
	Cognizant Technology Solutions Corp. Class A	101,469	6,712
*	Gartner Inc.	15,254	6,402
	HP Inc.	174,571	6,372
*	ON Semiconductor Corp.	87,201	6,369
*	Datadog Inc. Class A	56,294	6,202
	CDW Corp.	27,390	6,125
*	HubSpot Inc.	9,400	5,744
	Corning Inc.	153,435	5,717
	NetApp Inc.	41,799	5,034
*	Western Digital Corp.	65,490	4,931

		Shares	Market Value ($000)
*	Pinterest Inc. Class A	118,772	4,928
*	Atlassian Corp. Class A	31,355	4,918
	Hewlett Packard Enterprise Co.	261,752	4,620
*,1	MicroStrategy Inc. Class A	2,986	4,552
	Teradyne Inc.	31,269	4,407
*	PTC Inc.	23,140	4,078
*	Tyler Technologies Inc.	8,407	4,038
*	Cloudflare Inc. Class A	59,509	4,028
*	GoDaddy Inc. Class A	28,612	3,995
	Seagate Technology Holdings plc	42,441	3,957
	Entegris Inc.	30,263	3,824
*	Pure Storage Inc. Class A	58,233	3,511
*	AppLovin Corp. Class A	40,747	3,320
*	MongoDB Inc. Class A	13,705	3,235
*	Zoom Video Communications Inc. Class A	52,165	3,200
*	VeriSign Inc.	17,878	3,116
*	Zscaler Inc.	17,957	3,052
	Jabil Inc.	25,329	3,012
	Skyworks Solutions Inc.	32,116	2,976
*	Flex Ltd.	87,689	2,905
*	Check Point Software Technologies Ltd.	18,847	2,836
	Gen Digital Inc.	111,769	2,775
*	Akamai Technologies Inc.	30,033	2,770
*	Okta Inc. Class A	30,912	2,741
	SS&C Technologies Holdings Inc.	44,120	2,738
*	Nutanix Inc. Class A	49,297	2,727
*	Manhattan Associates Inc.	12,376	2,717
*	Dynatrace Inc.	52,113	2,383
*	DocuSign Inc. Class A	40,901	2,239
*	Onto Innovation Inc.	9,895	2,144
*	Lattice Semiconductor Corp.	27,543	2,045
*	F5 Inc.	11,840	2,001
*	EPAM Systems Inc.	11,233	1,999
*	Twilio Inc. Class A	34,262	1,967
*	Qorvo Inc.	19,670	1,935
*	CyberArk Software Ltd.	8,406	1,927
	TD SYNNEX Corp.	14,482	1,895
*	Guidewire Software Inc.	16,583	1,889
	Amdocs Ltd.	23,304	1,841
*	Toast Inc. Class A	74,544	1,806
*	Fabrinet	7,398	1,772
*	Wix.com Ltd.	10,841	1,746
*	Elastic NV	16,224	1,688
*	Match Group Inc.	54,869	1,681
	Universal Display Corp.	9,530	1,674
	Paycom Software Inc.	10,420	1,514
*	Dayforce Inc.	29,941	1,481
*	Arrow Electronics Inc.	10,756	1,412
*	SPS Commerce Inc.	7,291	1,371
*	Globant SA	8,366	1,348
*	Kyndryl Holdings Inc.	46,787	1,245
*	Cirrus Logic Inc.	10,700	1,227
*	Rambus Inc.	21,787	1,204
*	Aspen Technology Inc.	5,589	1,177
*	Dropbox Inc. Class A	51,748	1,166
*	Novanta Inc.	7,073	1,147
*	Monday.com Ltd.	5,020	1,134
*	Procore Technologies Inc.	16,354	1,098
*	Insight Enterprises Inc.	5,600	1,095
*	Unity Software Inc.	58,911	1,076
*	Qualys Inc.	7,393	1,040
*	Confluent Inc. Class A	38,807	1,008
	Avnet Inc.	18,324	1,000
*	Tenable Holdings Inc.	23,082	974
*	Smartsheet Inc. Class A	25,966	961
*	Altair Engineering Inc. Class A	10,988	960
	Dolby Laboratories Inc. Class A	11,775	954
*	Varonis Systems Inc. Class B	22,208	954
*	UiPath Inc. Class A	76,934	943
*	CommVault Systems Inc.	8,741	940

		Shares	Market Value ($000)
*	GLOBALFOUNDRIES Inc.	18,731	918
	Power Integrations Inc.	11,591	881
*	CCC Intelligent Solutions Holdings Inc.	78,631	879
*	Appfolio Inc. Class A	3,791	866
*	FormFactor Inc.	15,756	862
*	Gitlab Inc. Class A	18,144	856
*	Silicon Laboratories Inc.	6,536	825
*	SentinelOne Inc. Class A	48,193	811
	Advanced Energy Industries Inc.	7,472	803
*	Box Inc. Class A	28,778	784
*	Workiva Inc. Class A	10,047	773
*	Impinj Inc.	4,694	768
	Amkor Technology Inc.	23,175	755
*	Synaptics Inc.	8,020	752
*	ZoomInfo Technologies Inc. Class A	60,994	749
*	Axcelis Technologies Inc.	6,532	735
*	Blackbaud Inc.	8,904	694
*	Five9 Inc.	14,649	685
*	Q2 Holdings Inc.	11,163	679
*	Diodes Inc.	8,909	660
*	Envestnet Inc.	10,071	660
*	Alarm.com Holdings Inc.	9,924	649
*	Wolfspeed Inc.	25,183	647
*	HashiCorp Inc. Class A	19,188	644
*	Teradata Corp.	19,376	632
*	DXC Technology Co.	39,558	615
	Vishay Intertechnology Inc.	25,461	602
*	Global-e Online Ltd.	18,836	588
*	RingCentral Inc. Class A	17,064	584
*	BlackLine Inc.	11,567	552
*	Ziff Davis Inc.	9,498	547
	Dun & Bradstreet Holdings Inc.	56,621	543
*	Clarivate plc	93,875	535
	Concentrix Corp.	8,618	529
	Kulicke & Soffa Industries Inc.	11,201	512
*	DoubleVerify Holdings Inc.	28,042	510
*	Perficient Inc.	6,803	504
*	C3.ai Inc. Class A	17,049	504
*	Squarespace Inc. Class A	11,381	501
*	JFrog Ltd.	15,148	487
	Pegasystems Inc.	8,460	486
*	Yelp Inc. Class A	13,131	485
*	Semtech Corp.	11,983	466
*	Ambarella Inc.	7,960	464
*	DigitalOcean Holdings Inc.	12,102	448
	Progress Software Corp.	8,818	447
*	SiTime Corp.	3,637	443
*	Cargurus Inc. Class A	18,125	439
*	Allegro MicroSystems Inc.	14,366	433
*	nCino Inc.	14,196	433
*	Rapid7 Inc.	11,894	430
*	LiveRamp Holdings Inc.	13,519	423
*	Rogers Corp.	3,557	420
*	Freshworks Inc. Class A	32,187	415
*	Braze Inc. Class A	10,262	386
*	Verint Systems Inc.	11,687	347
	Xerox Holdings Corp.	24,419	343
*	Magnite Inc.	27,766	343
*	PagerDuty Inc.	17,706	336
*	NCR Voyix Corp.	24,792	327
*	Sprout Social Inc. Class A	9,644	315
	CTS Corp.	5,838	309
*	Everbridge Inc.	8,108	282
	Clear Secure Inc. Class A	16,519	279
*	MaxLinear Inc. Class A	15,567	277
*	PROS Holdings Inc.	9,381	277
*	NetScout Systems Inc.	12,879	265
*,1	IonQ Inc.	32,266	263
*	Upwork Inc.	24,680	261
	CSG Systems International Inc.	5,901	255

		Shares	Market Value ($000)
*	Informatica Inc. Class A	8,690	251
*	Bumble Inc. Class A	20,253	237
	Adeia Inc.	19,900	235
*	Appian Corp. Class A	8,157	232
*	Schrodinger Inc.	10,184	219
*	Matterport Inc.	49,144	216
*	ScanSource Inc.	4,496	213
*	Asana Inc. Class A	16,190	211
*	Jamf Holding Corp.	13,199	210
*	Fastly Inc. Class A	24,382	191
	Shutterstock Inc.	4,598	187
*	Fiverr International Ltd.	7,283	184
*	N-able Inc.	12,937	173
*	Paycor HCM Inc.	13,456	166
*	E2open Parent Holdings Inc.	33,888	158
*	TechTarget Inc.	4,800	145
*	Stratasys Ltd.	12,776	111
	SolarWinds Corp.	9,438	109
*	3D Systems Corp.	26,210	92
	Methode Electronics Inc.	6,600	78
*	Thoughtworks Holding Inc.	17,700	49
*	Cerence Inc.	7,452	26
			3,315,010
Telecommunications (2.3%)
	Cisco Systems Inc.	822,013	38,224
	Verizon Communications Inc.	851,054	35,021
	Comcast Corp. Class A	796,971	31,903
	AT&T Inc.	1,448,550	26,393
	T-Mobile US Inc.	98,871	17,298
*	Arista Networks Inc.	50,683	15,086
	Motorola Solutions Inc.	33,431	12,199
*	Charter Communications Inc. Class A	20,448	5,871
	Juniper Networks Inc.	64,108	2,287
*	Roku Inc. Class A	25,258	1,450
*	Ciena Corp.	29,179	1,405
*	Frontier Communications Parent Inc.	49,532	1,320
*	Liberty Global Ltd. Class C	47,189	805
*	Lumentum Holdings Inc.	13,403	583
	InterDigital Inc.	4,955	564
	Cogent Communications Holdings Inc.	8,896	527
*	Liberty Global Ltd. Class A	26,292	438
*	Calix Inc.	12,073	431
	Cable One Inc.	1,080	417
	Telephone & Data Systems Inc.	20,909	416
*	Viavi Solutions Inc.	44,492	335
*	Extreme Networks Inc.	25,665	286
*	Lumen Technologies Inc.	199,031	257
*	Liberty Latin America Ltd. Class C	26,882	244
	Shenandoah Telecommunications Co.	8,900	167
	Ubiquiti Inc.	800	114
*	Liberty Latin America Ltd. Class A	7,448	68
			194,109
Utilities (0.5%)
	Waste Management Inc.	82,276	17,338
	Republic Services Inc. Class A	41,751	7,732
	American Water Works Co. Inc.	39,502	5,166
*	Clean Harbors Inc.	10,243	2,218
	Essential Utilities Inc.	50,672	1,912
*	Casella Waste Systems Inc. Class A	11,473	1,154
*	Stericycle Inc.	19,022	980
	Ormat Technologies Inc.	11,263	849
*	Sunrun Inc.	43,468	629
	California Water Service Group	11,857	592
	SJW Group	5,968	326
*	Sunnova Energy International Inc.	18,325	96
			38,992
Total Common Stocks (Cost $6,537,781)			8,470,377

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $40,416)	5.397%	404,237	40,420
Total Investments (100.0%) (Cost $6,578,197)				8,510,797
Other Assets and Liabilities—Net (0.0%)				2,709
Net Assets (100%)				8,513,506
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,148,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $12,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,604,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2024	28	10,411	160
E-mini S&P 500 Index	June 2024	133	35,215	557
				717

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,467,899	12	2,466	8,470,377
Temporary Cash Investments	40,420	—	—	40,420
Total	8,508,319	12	2,466	8,510,797

Derivative Financial Instruments
Assets
Futures Contracts[1]	717	—	—	717
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.